Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
LICENSE FEE REVENUE	$ 72,102	$ 72,102
COST OF REVENUES	5,838	5,838
GROSS PROFIT	66,264	66,264
OPERATING EXPENSES:
Compensation expense	906,773	871,625
Professional fees	1,198,745	1,726,061
Research and development	2,368,156	845,092
Other selling, general and administrative expenses	298,284	479,078
Total operating expenses	4,771,958	3,921,856
LOSS FROM OPERATIONS	(4,705,694)	(3,855,592)
OTHER INCOME (EXPENSE):
Interest and dividend income, net	333,165	398,530
Interest expense	(5,084)	(4,869)
Net realized loss on short-term debt investments	(1,025)
Penalty from early termination of certificate of deposit		(166,034)
Net unrealized loss on equity investments		(3,118)
Foreign currency transaction loss	(14,242)
Total other income, net	312,814	224,509
LOSS BEFORE PROVISION FOR INCOME TAXES	(4,392,880)	(3,631,083)
Provision for income taxes
LOSS FROM CONTINUING OPERATIONS	(4,392,880)	(3,631,083)
DISCONTINUED OPERATIONS:
Loss from discontinued operations, net of tax		(69,600)
LOSS FROM DISCONTINUED OPERATIONS		(69,600)
NET LOSS	(4,392,880)	(3,700,683)
COMPREHENSIVE LOSS:
Net loss	(4,392,880)	(3,700,683)
Other comprehensive income (loss):
Unrealized gain (loss) on short-term debt investments	8,646	(6,227)
Total comprehensive loss	$ (4,384,234)	$ (3,706,910)
NET LOSS PER COMMON SHARE:
Continuing operations - basic (in Dollars per share)	$ (1.19)	$ (1.18)
Continuing operations - diluted (in Dollars per share)	(1.19)	(1.18)
Discontinued operations - basic (in Dollars per share)		(0.02)
Discontinued operations - diluted (in Dollars per share)		(0.02)
Net loss per common share - basic (in Dollars per share)	(1.19)	(1.2)
Net loss per common share - diluted (in Dollars per share)	$ (1.19)	$ (1.2)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)	3,680,389	3,079,874
Diluted (in Shares)	3,680,389	3,079,874